Income Taxes - Net operating loss carryforward (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 1,409.6
Net operating tax loss carryforward, expire in 2024	21.1
Net operating tax loss carryforward, expire in 2025	26.0
Net operating tax loss carryforward, expire in 2026	17.1
Net operating tax loss carryforward, expire in 2027	135.6
Net operating tax loss carryforward, expire after 2027	¥ 1,209.8